Cover Page	May 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2020
Exact name of registrant as specified in its charter	OUTFRONT Media Inc.
State or other jurisdiction of incorporation	MD
Commission File Number	001-36367
I.R.S. Employer Identification Number	46-4494703
Entity Address, Address Line One	405 Lexington Avenue, 17th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Zip Code	10174
City Area Code	212
Registrant's telephone number	297-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01, par value
Trading Symbol	OUT
Security Exchange Name	NYSE
Entity Central Index Key	0001579877
Amendment Flag	false